[Chapman and Cutler LLP Letterhead]

December 8, 2021

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 189 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 194 to the Registrant’s registration statement on Form N-1A (the “Amendment”). This Amendment relates to Amplify Emerging Markets FinTech ETF (formerly Amplify International Online Retail ETF), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and will become effective in 60 days.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosure